EQUITY COMPENSATION PLANS	9 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Note 8. EQUITY COMPENSATION PLANS

 In March 2003, the Company’s shareholders approved its 2003 Stock Option and Incentive Plan (the “2003 Plan”). Pursuant to the 2003 Plan, the Company’s Board of Directors (or its committees and/or executive officers delegated by the Board of Directors) may grant incentive and nonqualified stock options, restricted stock, and other stock-based awards to the Company’s employees, officers, directors, consultants and advisors.  As of September 30, 2013, there were 31,125 restricted shares of Common Stock issued and options to purchase an aggregate of 82,125 shares of Common Stock outstanding under the 2003 Plan and none are available for future grants due to the expiration of the 2003 Plan.

 In May 2008, the Company’s shareholders approved the 2008 Equity Compensation Plan (the “2008 Plan”). The 2008 Plan provides for grants of incentive stock options to employees and nonqualified stock options and restricted stock to employees, consultants and non-employee directors of the Company.  In May 2013, the Company’s shareholders approved an amendment to the 2008 Plan to fix the maximum number of shares available under the 2008 Plan at 10,000,000 shares following shareholder approval of a 1-for-10 reverse stock split effective June 7, 2013.  As of September 30, 2013, there were 155,761 restricted shares of Common Stock issued and options to purchase an aggregate of 394,011 shares of Common Stock outstanding under the 2008 Plan and 9,592,989 shares available for future grants.

 The following table shows the remaining shares available for future grants for each plan and outstanding shares:

	Equity Compensation Plans
	2003 Plan	2008 Plan
Shares Available For Issuance
Total reserved for stock options and restricted stock	160,000	10,000,000
Net restricted stock issued net of cancellations	(31,125)	(320,978)
Stock options granted	(154,449)	(326,750)
Add back options cancelled before exercise	67,849	75,500
Less shares no longer available due to Plan expiration	(42,275)	—
Remaining shares available for future grants at September 30, 2013	—	9,427,772
			Not Pursuant to a Plan
Stock options granted	154,449	326,750	310,000
Less: Stock options cancelled	(67,849)	(75,500)	(138,333)
Stock options exercised	(35,600)	(13,000)	(66,667)
Net shares outstanding before restricted stock	51,000	238,250	105,000
Net restricted stock issued net of cancellations	31,125	320,978	28,484
Outstanding shares at September 30, 2013	82,125	559,228	133,484